Derivative financial and operating assets and liabilities - Summary of reclassification adjustments from other comprehensive income to Consolidated Income Statement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments on cash flow hedges, before tax	€ 98	€ 32	€ (3)
Cash flow hedges
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Ineffectiveness and discontinued hedges	2	0	0
Tax expense	5	8	0
Items relating to discontinued operations, net of tax	0	0	0
Total recognized in the Consolidated Income Statement	(127)	(20)	3
Cash flow hedges | Currency risk management | Net revenues
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments on cash flow hedges, before tax	0	0	0
Cash flow hedges | Currency risk management | Cost of revenue
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments on cash flow hedges, before tax	(82)	6	15
Cash flow hedges | Currency risk management | Net financial income (expense)
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments on cash flow hedges, before tax	(86)	0	0
Cash flow hedges | Currency risk management | Results from investments
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments on cash flow hedges, before tax	20	0	0
Cash flow hedges | Interest rate risk management | Cost of revenue
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments on cash flow hedges, before tax	0	0	0
Cash flow hedges | Interest rate risk management | Net financial income (expense)
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments on cash flow hedges, before tax	(2)	0	0
Cash flow hedges | Interest rate risk management | Results from investments
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments on cash flow hedges, before tax	(6)	0	0
Cash flow hedges | Commodity price risk management | Cost of revenue
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments on cash flow hedges, before tax	€ 18	€ (34)	€ (12)